Summary of significant components of current and deferred income tax recovery (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current income tax recovery			$ 109
Origination and reversal of temporary differences	3,706	2,885	1,291
Change in unrecognized tax assets	(3,706)	(2,885)	(1,291)
Total income tax recovery			$ 109